INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Tax Credit Carryforward [Line Items]
Net operating loss carryforwards	$ 18,400,000
Valuation allowance percentage	100.00%
Increased in valuation allowance	$ 800,000	$ 500,000
Unrecognized tax benefits	190,229	$ 49,646	$ 70,893
Recognized tax benefits income tax penalties	0
Expiring In Two Thousand Thirty Four [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carryforwards	6,000,000.0
Indefinitely [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carryforwards	$ 12,400,000